Document and Entity Information	0 Months Ended
Mar. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2014
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Jul. 17, 2014
Document Effective Date	Jul. 31, 2014
Prospectus Date	Jul. 31, 2014
AlphaClone Alternative Alpha ETF | AlphaClone Alternative Alpha ETF
Risk/Return:
Trading Symbol	ALFA